Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrants
Schedule of Warrants

The following tables presents a roll-forward of the Company’s warrants from December 31, 2025 to March 31, 2026:

Common Stock Warrants

Warrants outstanding, December 31, 2025	14,107,989
Warrants exercised	-
Warrants outstanding, March 31, 2026	14,107,989

The following tables presents a roll-forward of the Company’s warrants from December 31, 2024 to December 31, 2025:

Common Stock Warrants

Warrants outstanding, December 31, 2024	14,107,989
Warrants exercised	-
Warrants outstanding, December 31, 2025	14,107,989

The following tables presents a roll-forward of the Company’s warrants from December 31, 2023 to December 31, 2024:

Common Stock Warrants

Warrants outstanding, December 31, 2023	-
Assumed in merger	14,107,989
Exercised subsequent to merger	-
Warrants outstanding, December 31, 2024	14,107,989